Income Taxes - Deferred Tax Assets and Liabilities Reconcile to Amounts Presented in Consolidated Statements of Financial Position (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Adjustment to offset deferred tax assets	¥ (5,579)	¥ (635)
Deferred tax assets	17,107	16,492
Adjustment to offset deferred tax liabilities	5,579	635
Deferred tax liabilities	(503)	(1,573)
Gross carrying amount [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	22,686	17,127
Deferred tax liabilities	¥ (6,082)	¥ (2,208)